Expense Example {- FundsManager 60% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio-Investor VIP	May 27, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	246
5 years	435
10 years	$ 981